Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 2,582	₩ 1,186	₩ 1,463
Domestic [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	2,114	1,037	1,289
Overseas [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets	₩ 468	₩ 149	₩ 174